Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Beginning of the year	$ 5,966	$ 7,834
Additions	1,869	1,781
Recoveries	(231)	(316)
Currency translation adjustment	635	4,132
Used during the year	(228)	(22)
Inflation adjustment	(1,659)	(7,443)
End of the year	$ 6,352	$ 5,966